Segment Information (Details) - Schedule of reportable segments and corporate - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 390,605	$ 337,440	$ 90,355
Prepaid expenses and other current assets	274,840	236,665	23,856
Deposits and other assets	914,700	718,951	191,836
Intangible assets	2,520,373	2,432,841
Goodwill	1,383,785	1,374,835
Inventory	436,981	106,403
All other assets	3,419,106	3,966,124	8,673,863
Total Assets	9,340,390	9,173,259	10,784,480
Accounts payable and accrued liabilities	4,832,103	3,730,540
Note payable, net of debt discount and issuance costs	1,186,992	1,342,664	1,221,539
Deferred revenue	211,676	234,159	88,637
All other Liabilities		177,644	1,390,420
Total Liabilities	6,230,771	5,485,007	5,339,284
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net			3,800
Prepaid expenses and other current assets	45,815	48,495	19,631
Deposits and other assets	839,114	626,529
Intangible assets
Goodwill
Inventory
All other assets
Total Assets	884,929	675,024	23,431
Accounts payable and accrued liabilities	22,784	9,693
Note payable, net of debt discount and issuance costs	487,217	313,979	55,928
Deferred revenue	161,112	161,112
All other Liabilities
Total Liabilities	671,113	484,784	62,149
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	7,649	2,884
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	1,733,673	1,637,924
Goodwill	34,089	25,139
Inventory	436,981	106,403
All other assets
Total Assets	2,212,392	1,772,350
Accounts payable and accrued liabilities	1,129,605	766,253
Note payable, net of debt discount and issuance costs	65,724
Deferred revenue	43,545	13,477
All other Liabilities
Total Liabilities	1,238,874	779,730
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	382,956	334,556	86,555
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	724,459	783,676
Goodwill	1,349,696	1,349,696
Inventory
All other assets
Total Assets	2,457,111	2,467,928	2,082,961
Accounts payable and accrued liabilities	19,985	6,232
Note payable, net of debt discount and issuance costs
Deferred revenue	7,019	59,570	88,637
All other Liabilities
Total Liabilities	27,004	65,802	172,601
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	229,025	188,170	4,225
Deposits and other assets	75,586	92,422
Intangible assets	62,241	11,241
Goodwill
Inventory
All other assets	3,419,106	3,966,124	8,673,863
Total Assets	3,785,958	4,257,957	8,678,088
Accounts payable and accrued liabilities	3,659,729	2,948,362
Note payable, net of debt discount and issuance costs	634,051	1,028,685	1,165,611
Deferred revenue
All other Liabilities		177,644	1,390,420
Total Liabilities	$ 4,293,780	$ 4,154,691	$ 5,104,534